Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Components Of Tax Expense (Benefit)

		Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	Note	€m	€m	€m
Current tax expense
Current tax on profits for the period		(94.6)	(60.7)	(69.9)
Adjustments in respect of prior periods		2.0	(4.5)	5.8
		(92.6)	(65.2)	(64.1)
Deferred tax benefit/(expense)
Origination and reversal of temporary differences		41.8	5.2	(4.4)
Impact of change in tax rates		—	(0.9)	(2.7)
	16	41.8	4.3	(7.1)
Total tax expense		(50.8)	(60.9)	(71.2)

Reconciliation Of Effective Tax Rate
Reconciliation of effective tax rate:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	€m	€m	€m
Profit before tax	277.9	253.6	321.0
Tax charge at the standard UK corporation tax rate 25% (2023: 23.5%; 2022: 19%)	(69.4)	(59.6)	(61.0)
Difference in tax rates	3.0	(3.5)	(16.3)
Non tax deductible interest	—	0.8	(0.2)
Other income and expenses not taxable or deductible	(4.5)	(11.7)	(3.1)
Unrecognized tax assets	(5.2)	5.7	(2.5)
Provisions for uncertainties	(14.4)	12.8	8.8
Impact of change in tax rates	—	(0.9)	(2.7)
Change in tax base of intangible assets due to internal reorganization	37.7	—	—
Prior period adjustment	2.0	(4.5)	5.8
Total tax expense	(50.8)	(60.9)	(71.2)

Income Tax Relating to Components Of Other Comprehensive Income
The tax charge/(benefit) relating to components of other comprehensive income is as follows:

		Before tax	Tax charge	After tax
Year ended December 31, 2024	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		(3.7)	1.1	(2.6)
Exchange differences on translation of foreign operations		(34.3)	—	(34.3)
Cash flow hedges		(5.5)	5.2	(0.3)
Other comprehensive (income)/loss		(43.5)	6.3	(37.2)
Current tax			—
Deferred tax	16		6.3
			6.3
		Before tax	Tax benefit	After tax
Year ended December 31, 2023	Note	€m	€m	€m
Remeasurement of post-employment benefit liabilities		26.7	(6.3)	20.4
Exchange differences on translation of foreign operations		(11.7)	—	(11.7)
Cash flow hedges		58.7	(18.5)	40.2
Other comprehensive loss/(income)		73.7	(24.8)	48.9
Current tax			—
Deferred tax	16		(24.8)
			(24.8)
		Before tax	Tax charge	After tax
Year ended December 31, 2022		€m	€m	€m
Remeasurement of post-employment benefit liabilities		(108.1)	26.1	(82.0)
Exchange differences on translation of foreign operations		15.8	—	15.8
Cash flow hedges		(67.8)	3.3	(64.5)
Other comprehensive (income)/loss		(160.1)	29.4	(130.7)
Current tax			—
Deferred tax			29.4
			29.4

Disclosure of current and deferred tax recognized directly in equity
Amounts recognized directly in equity
Aggregate current and deferred tax arising in the reporting period is not recognized in either net profit or loss or other comprehensive income but is directly credited to equity. These relate to the payment of employer taxes on shares issued under management share awards.

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	€m	€m	€m
Current tax benefit	—	0.3	0.3
Deferred tax benefit/(charge)	3.3	(1.5)	2.0
	3.3	(1.2)	2.3